Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions
In 2019, the Company issued $4,000 in convertible promissory notes to a significant holder of common and preferred units. In 2020, the company issued $3,550 in additional convertible promissory notes to the same significant holder of common and preferred units. As part of the conversion to a Delaware corporation in August 2020, these convertible promissory notes and accrued interest were exchanged for $7,657 of SAFEs. After the conversion to a Delaware corporation, an additional $2,630 in SAFEs were issued to the significant shareholder. During the year ended December 31, 2021, the Company issued $11,815 in SAFEs to the significant shareholder noted above. Upon the close of the Business Combination all SAFEs were converted to common stock.
In March 2021, Andy Armanino, the former chief executive of officer of Armanino LLP and close relative to the current chief executive officer of Armanino LLP joined the Company’s board of directors. The Company used Armanino LLP for tax, valuation, and outsourced accounting services. During the years ended December 31, 2021 and 2020 the Company incurred $36 and $62, respectively, in fees related to these services.